Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Container Equipment Purchase Commitments

As of June 30, 2025, the Company had commitments to purchase equipment in the amount of $101.8 million.

Contingencies

Legal Proceedings

The Company is party to various pending or threatened legal or regulatory proceedings arising in the ordinary course of its business. The ability to predict the ultimate outcome of such matters involves judgments, estimates and inherent uncertainties.
Triton records liabilities related to legal matters when the exposure item becomes probable and can be reasonably estimated. Based upon information presently available, the Company does not expect liabilities arising from these matters to have a material adverse effect on its financial condition, results of operations, or liquidity. However, these matters are subject to inherent uncertainties and it is possible that a liability arising from these matters could have a material adverse impact in the period in which the uncertainties are resolved, depending in part on the operating results for such period.